Consolidated Statements of Income (Loss) And Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	€ 229	€ 16	€ 0
Cost of goods sold	(392)	(58)	0
Gross loss	(163)	(42)	0
Cost of development expenses	(158,479)	(40,609)	(30,469)
Selling and distribution expenses	(3,558)	(3,220)	(9,100)
General and administrative expenses	(20,023)	(15,094)	(14,404)
Other operating income/(expenses)	842	(183)	(15)
Impairment reversals/(losses) on financial assets	5	(6)	(6)
Operating loss	(181,376)	(59,154)	(53,994)
Interest and similar income	999	0	2
Interest and similar expense	(3,321)	(4,781)	(2,040)
Loss before tax	(183,698)	(63,935)	(56,032)
Taxes on income	0	0	0
Deferred taxes expense	0	(18)	0
Loss for the period	(183,698)	(63,953)	(56,032)
Other comprehensive income (loss) that will not be reclassified to profit or loss	0	16	(21)
Total comprehensive loss for the period	€ (183,698)	€ (63,937)	€ (56,053)
Loss per share in EUR
Basic/diluted (in EUR per share)	€ (2.21)	€ (1.07)	€ (0.97)
Weighted average number of shares for calculation of earnings per share
Basic/diluted (in shares)	83,055,318	59,836,824	57,684,220